Consolidated Statements of Cash Flows (Parenthetical)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Cash Flows
Convertible Subordinated Notes Due 2014 (as a percent)	7.5556%	7.5556%	7.5556%